Fixed Assets and Right of Use Assets and Lease Liability (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of property, plant, and equipment balances
		As of December 31, 2020
	Net opening balance as of January 1, 2020	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	173,061	308,499	(140,805)	167,694
Equipment	55,494	243,084	(190,636)	52,448
Other	22,206	75,159	(54,447)	20,712
Total	250,761	626,742	(385,888)	240,854
		As of December 31, 2019
	Net opening balance as of January 1, 2019	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	174,758	302,405	(129,344)	173,061
Equipment	56,865	219,600	(164,106)	55,494
Other	21,963	69,758	(47,552)	22,206
Total	253,586	591,763	(341,002)	250,761

Schedule of changes in value of property, plant, and equipment
2020	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2020	302,405	219,600	69,758	591,763
Additions	17,790	25,233	7,500	50,523
Disposals	(11,696)	(1,749)	(2,099)	(15,544)
Impairment due to damage (*)	-	-	-	-
Other	-	-	-	-
Balances as of December 31, 2020	308,499	243,084	75,159	626,742
2019	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2019	289,568	192,328	62,156	544,052
Additions	16,486	33,302	7,602	57,390
Disposals	(2,636)	(6,030)	-	(8,666)
Impairment due to damage	(1,013)	-	-	(1,013)
Other	-	-	-	-
Balances as of December 31, 2019	302,405	219,600	69,758	591,763
(*)	Banco Santander-Chile has recognized in its consolidated financial statements as of December 31, 2019 impairment of $1,013 million, due to the effects of social unrest in the country. See Note 32.

Schedule of accumulated depreciation
2020	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2020	(129,344)	(164,106)	(47,552)	(341,002)
Depreciation charges in the period	(19,026)	(28,370)	(8,915)	(56,311)
Sales and disposals in the period	12,381	1,840	2,020	16,241
Other	(4,816)	-	-	(4,816)
Balances as of December 31, 2020	(140,805)	(190,636)	(54,447)	(385,888)
2019	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2019	(114,810)	(135,463)	(40,193)	(298,472)
Depreciation charges in the period	(16,018)	(29,968)	(6,869)	(52,855)
Sales and disposals in the period	9,490	1,325	-	10,815
Other	-	-	(490)	(490)
Balances as of December 31, 2019	(121,338)	(164,106)	(47,552)	(332,996)

Schedule of composition of the right of use assets
		As of December 31, 2020
2020	Opening balances as of January 1, 2019	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	157,572	197,573	(49,576)	147,997
Other	-	-	-	-
Total	157,572	197,573	(49,576)	147,997
		As of December 31, 2019
2019	First application balance as of January 1, 2019	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	154,284	182,910	(25,338)	157,572
Other	-	-	-	-
Total	154,284	182,910	(25,338)	157,572

Schedule of right of use assets under lease
2020	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2020	182,910	-	182,910
Additions	24,136	-	24,136
Disposals	(9,473)	-	(9,473)
Impairment	-	-	-
Other	-	-	-
Balances as of December 31, 2020	197,573	-	197,573
2019	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2019	154,284	-	154,284
Additions	48,008	-	48,008
Disposals	(17,669)	-	(17,669)
Impairment	(1,713)	-	(1,713)
Other	-	-	-
Balances as of December 31, 2019	182,910	-	182,910

Schedule of accumulated amortization
2020	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2020	(25,338)	-	(25,338)
Amortization for the period	(27,731)	-	(27,731)
Sales and disposals during the period	3,496	-	3,496
Transfers	-	-	-
Others	(3)	-	(3)
Balances as of December 31, 2020	(49,576)	-	(49,576)
2019	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2019	-	-	-
Amortization for the period	(26,889)	-	(26,889)
Sales and disposals during the period	1,551	-	1,551
Transfers	-	-	-
Others	-	-	-
Balances as of December 31, 2019	(25,338)	-	(25,338)

Schedule of composition of lease liability balances
	As of December 31,
	2020	2019
	MCh$	MCh$
Lease liability	149,585	158,494
Total	149,585	158,494

Schedule of operating lease commitment
MCh$
Operating lease commitments as at December 31, 2018	173,602

Discounted using the lessee´s incremental borrowing rate of at the date of initial application	14,726
Lease liabilities recognized due to IFRS 16 implementation	139,558
Lease liability recognized as at January 1, 2019	154,284

Schedule of assets for the right of use leased assets and lease liability
	As of December 31,
	2020	2019
	MCh$	MCh$
Depreciation	27,731	26,889
Interests	2,651	2,965
Short term lease	1,625	4,177
Total	32,007	34,031

Schedule of maturity level of the lease liability
	As of December 31,
	2020	2019
	MCh$	MCh$
Due within 1 year	25,526	26,061
Due after 1 year but within 2 years	23,461	24,311
Due after 2 years but within 3 years	21,472	21,667
Due after 3 years but within 4 years	19,343	19,411
Due after 4 years but within 5 years	16,336	16,982
Due after 5 years	43,447	50,062
Total	149,585	158,494

Schedule of future minimum lease cash inflows under non-cancellable operating leases
	As of December 31,
	2020	2019
	MCh$	MCh$
Due within 1 year	740	603
Due after 1 year but within 2 years	1,015	598
Due after 2 years but within 3 years	736	500
Due after 3 years but within 4 years	639	498
Due after 4 years but within 5 years	448	412
Due after 5 years	1,283	1,563
Total	4,861	4,174